Regulatory Assets and Liabilities - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Regulatory Matters [Line Items]
Increase (Decrease) in income tax expense including the impact of a change in enacted tax rates	CAD (104)	CAD (101)
Post-Retirement and Post-Employment Benefits [Member]
Regulatory Matters [Line Items]
Increase (Decrease) in other comprehensive income	3	(33)
Polychlorinated Biphenyl Liability [Member]
Regulatory Matters [Line Items]
Regulatory asset increase (decrease)	(1)	(24)
Land Assessment and Remediation Liability [Member]
Regulatory Matters [Line Items]
Regulatory asset increase (decrease)	10	1
Environmental Expenditure [Member]
Regulatory Matters [Line Items]
Increase (decrease) in operation, maintenance and administration expenses	(9)	23
Increase (decrease) in amortization expense	20	19
Increase (decrease) in financing chargers	(8)	10
Pension Cost Variance [Member]
Regulatory Matters [Line Items]
Increase (decrease) in revenue	(25)	6
Pension Benefit Regulatory Asset [Member]
Regulatory Matters [Line Items]
Increase (Decrease) in other comprehensive income	CAD (52)	(284)
2015 - 2017 Rate Rider [Member]
Regulatory Matters [Line Items]
Disposal period of approved balances for disposition	32 months
Share-Based Compensation [Member]
Regulatory Matters [Line Items]
Increase (decrease) to operation, maintenance, administration and depreciation expenses	CAD (9)	(5)
B2M LP Start-Up Costs [Member]
Regulatory Matters [Line Items]
Approved recovery start up costs		CAD 8
Start up costs recovery period	4 years